Jul. 29, 2016

VOYA SEPARATE PORTFOLIOS TRUST

Voya Investment Grade Credit Fund

Voya Securitized Credit Fund

(each a “Fund” and collectively the “Funds”)

Supplement dated March 21, 2017

to the Funds’ current Class A, I, and P Prospectuses and related Summary Prospectuses

(each a “Prospectus” and collectively the “Prospectuses”)

On March 9, 2017, the Funds’ Board of Trustees approved modifications to the contingent deferred sales charge (“CDSC”) schedule for the Funds effective May 1, 2017.

Effective May 1, 2017, the Funds’ Prospectuses are revised as follows:

1.	Footnote 1 to the table entitled “Annual Fund Operating Expenses” of each Fund’s Prospectuses is hereby deleted and replaced with the following:

1	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 6 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $500,000 or more.